Summary of Significant Accounting Policies (Narrative) (Details) - USD ($)				1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Sep. 04, 2019	Feb. 06, 2019	Feb. 05, 2019	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Mar. 31, 2018
Increase in Authorized shares of Common stock					4,000,000,000		4,000,000,000	4,000,000,000		4,000,000,000
Increase in Authorized shares of preferred stock					200,000,000			200,000,000
Common Stock, Par or Stated Value Per Share					$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Accrued Expense					$ 102,350		$ 1,350	$ 102,350		$ 82,350
Warranty expenses					0		1,350	7,239		87,374	$ 1,350
Depreciation expense					$ 10,012	$ 89,211	5,222	$ 17,844	$ 178,422	$ 221,260	$ 17,667
Number of Common shares exchange		38,625
Common shares reserved under terms of the convertible debt agreements and Stock Plan								103,406,045		102,023,065
Purchase price for acquisition in shares		38,625	38,625
Percentage of largest customer base for galaxy products in education market					90.00%			90.00%
Long-term portion of accounts payable					$ 133,897			$ 133,897		$ 174,703
Allowance on uncollectable accounts					118,000			$ 118,000		$ 0
Restricted common shares issued								11,090,023		8,945,393
Accrued payable					279,966			$ 279,966		$ 209,316
Accounts receivable - unbilled					73,626			73,626		247,007
Inventory reserves					20,000		0	20,000		20,000
Goodwill					1,634,507		$ 892,312	1,634,507		$ 834,220
Estimated amortization expense related to intangible assets 2020					1,072,000			1,072,000
Estimated amortization expense related to intangible assets 2021					872,000			872,000
Estimated amortization expense related to intangible assets 2022					272,000			272,000
Estimated amortization expense related to intangible assets 2023					272,000			272,000
Estimated amortization expense related to intangible assets 2024					$ 204,000			204,000
Concepts and Solutions [Member]
Percentage of stock acquired under stock purchase agreement	100.00%
Purchase price for acquisition in shares	1,350,000			1,350,000
Purchase price for acquisition in notes payable to seller	$ 3,000,000							$ 584,473